Shareholders’ Equity (Details) - Schedule of Warrants Issued was Estimated by Using the Black-Scholes Model - Warrant [Member]	Mar. 31, 2024
Terms of warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants issued	5
Expected average volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants issued	213.65
Expected average volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants issued	217.19
Expected dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants issued
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants issued	4.34
Risk-free interest rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the warrants issued	4.36